Summary Of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Ownership percentage of Investing Pool's net assets	99.99%
Deposit initial margin percentage	100.00%
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Deposit initial margin percentage	100.00%
Cash and cash equivalents held at FCM	$ 27,248,073	$ 76,335,484
Short-term investments held at FCM	$ 1,287,357,438	$ 1,687,824,740